FINANCE LEASE PAYABLES	12 Months Ended
Dec. 31, 2019
FINANCE LEASE PAYABLES
FINANCE LEASE PAYABLES

20.    FINANCE LEASE PAYABLES

These leases were classified as finance leases prior to IFRS 16 becoming effective on January 1, 2019.

At December 31, 2018, the total future minimum lease payments under finance leases and their present  values were as follows:

	Minimum lease	Present value of minimum
	payments	lease payments
	December 31,	December 31,
	2018	2018
Amounts payable:
Within one year	2,518,653	2,328,358
In the second year	1,161,490	1,075,050
In the third to fifth years, inclusive	707,716	664,889
After five years	13,238	12,973

Total minimum finance lease payments	4,401,097	4,081,270

Future finance charges	(319,827)

Total net finance lease payables (Note 18)	4,081,270

Portion classified as current liabilities (Note 18)	(2,328,358)

Non-current portion	1,752,912

During the year ended December 31, 2018, the Group entered into various sale and leaseback agreements with Pingan International Financial Leasing Co., Ltd. (平安國際融資租賃有限公司), Tianjin Far East Hongxin Finance Leasing Co., Ltd. (“遠東宏信（天津）融資租賃有限公司”)，China Aviation International Leasing Co., Ltd. (“中航國際租賃有限公司”), Zhaoyin Leasing Co., Ltd.(“招銀租賃有限公司”) and Chalco Financial Leasing Co., Ltd.*(“中鋁融資租賃有限公司”), which is a related party of the Group, respectively, under which the Group sold machineries and construction in progress and leased them back. The lease terms range from one to six years and the lease rentals are payable by installments which bear interest at prevailing lending rates.

*     The English names represent the best effort made by the management of the Group in translating the Chinese name of the companies as they do not have any official English names.